THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite
ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM Product Suite
ChoicePlusSM Design, ChoicePlusSM Fusion
ChoicePlusSM Signature, ChoicePlusSM Rollover
Lincoln InvestmentSolutionsSM, Lincoln Investor Advantage®
Lincoln Investor Advantage® Fee-Based, Lincoln Investor Advantage® RIA

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite
ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM Product Suite
ChoicePlusSM Design, ChoicePlusSM Fusion
ChoicePlusSM Signature
Lincoln InvestmentSolutionsSM, Lincoln Investor Advantage®
Lincoln Investor Advantage® Fee-Based, Lincoln Investor Advantage® RIA

Supplement dated May 13, 2016 to the Prospectus dated May 1, 2016

This supplement outlines a change to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The Legg Mason Partners Variable Equity Trust has informed us that, effective April 29, 2016, the name of the ClearBridge Variable Mid Cap Core Portfolio was changed to ClearBridge Variable Mid Cap Portfolio. All other information about the fund can be found in the fund’s prospectus.

Please retain this Supplement for future reference.